Cover	Apr. 15, 2026
Cover [Abstract]
Entity Registrant Name	Cosmos Health Inc.
Entity Central Index Key	0001474167
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Apr. 15, 2026
Entity File Number	000-54436
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	27-0611758
Entity Address Address Line 1	5 Agiou Georgiou
Entity Address Address Line 2	Pilea
Entity Address City Or Town	Thessaloniki
Entity Address Country	GR
Entity Address Postal Zip Code	55438
City Area Code	312
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	536-3102
Security 12b Title	Common Stock, $.001 par value
Trading Symbol	COSM
Security Exchange Name	NASDAQ